Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended						2 Months Ended					3 Months Ended					4 Months Ended					5 Months Ended					6 Months Ended				7 Months Ended				8 Months Ended				9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 17, 2024	Aug. 31, 2024	Aug. 20, 2024	May 31, 2024	May 28, 2024	Dec. 04, 2023	Sep. 05, 2023	Feb. 28, 2023	Feb. 27, 2023	Jan. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Oct. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Nov. 30, 2024	Aug. 31, 2024	Feb. 29, 2024	Nov. 30, 2023	May 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	May 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Aug. 31, 2024	May 31, 2024	Nov. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Nov. 30, 2024	Aug. 31, 2024	Feb. 29, 2024	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Nov. 30, 2024	May 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Jan. 31, 2025	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025
Return Stacked Global Stocks & Bonds ETF
Account Value [Line Items]
Accumulated Value							$ 10,000							$ 10,680					$ 10,609					$ 10,874					$ 11,257					$ 10,531				$ 11,103				$ 11,399				$ 11,788			$ 12,166			$ 12,511			$ 11,888			$ 12,443			$ 11,812			$ 12,187
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Account Value [Line Items]
Accumulated Value								$ 10,000							$ 9,784					$ 9,517					$ 9,784					$ 10,176					$ 10,092				$ 11,044				$ 11,779				$ 11,580			$ 11,986			$ 12,361			$ 12,018			$ 12,062			$ 12,342			$ 11,401		$ 12,161		$ 12,040		$ 12,579
Return Stacked(R) Bonds & Managed Futures ETF
Account Value [Line Items]
Accumulated Value									$ 9,892	$ 10,000						$ 9,110					$ 9,179					$ 8,974					$ 9,248					$ 9,163				$ 8,784				$ 8,954				$ 8,766			$ 8,585			$ 8,862			$ 8,646			$ 8,882			$ 9,248			$ 9,243		$ 9,251		$ 9,331		$ 9,174	$ 9,160	$ 9,271	$ 8,456	$ 8,601	$ 8,589	$ 8,785
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Account Value [Line Items]
Accumulated Value					$ 10,025	$ 10,000							$ 10,515					$ 10,218					$ 10,214					$ 10,268					$ 9,717				$ 10,361				$ 10,162				$ 10,109
Return Stacked(R) Bonds & Futures Yield ETF
Account Value [Line Items]
Accumulated Value			$ 9,888	$ 10,000								$ 9,836					$ 9,170					$ 9,330					$ 9,208					$ 8,958
Return Stacked(R) Bonds & Merger Arbitrage ETF
Account Value [Line Items]
Accumulated Value	$ 10,004	$ 10,000									$ 10,040
S&P Composite 1500 TR Index
Account Value [Line Items]
Accumulated Value							$ 10,000							$ 10,463					$ 10,603					$ 11,167					$ 11,542					$ 11,053				$ 11,598				$ 11,964				$ 12,167			$ 12,433			$ 12,687			$ 12,568			$ 13,342			$ 12,969			$ 13,338
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value					$ 9,948	$ 10,000		$ 10,000					$ 10,305		$ 9,545			$ 10,431		$ 9,345			$ 10,684		$ 10,198			$ 10,912		$ 10,661			$ 10,813		$ 10,840		$ 11,448		$ 11,419		$ 11,175		$ 11,787		$ 11,486		$ 11,305			$ 11,866			$ 12,292			$ 12,441			$ 12,743			$ 13,015			$ 12,897		$ 13,654		$ 13,329		$ 13,700
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			$ 9,971	$ 10,000					$ 9,827	$ 10,000		$ 10,104				$ 10,076	$ 9,854				$ 10,138	$ 9,958				$ 10,027	$ 9,795				$ 9,991	$ 9,847				$ 9,984				$ 9,921				$ 9,669				$ 9,516			$ 9,947			$ 10,328			$ 10,299			$ 10,154			$ 10,248			$ 9,989		$ 10,158		$ 10,254		$ 10,494	$ 10,645	$ 10,787	$ 10,520	$ 10,631	$ 10,457	$ 10,512
Bloomberg U.S. Treasury Index
Account Value [Line Items]
Accumulated Value	$ 9,931	$ 10,000									$ 9,982